CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Millions		Mar. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	[1]	$ 46	$ 156
Accounts receivable (net of allowance for doubtful accounts of $4 and $5, respectively)	[1]	456	363
Accounts receivable from affiliates		33	8
Inventories	[1]	473	478
Prepaid expenses		27	23
Other current assets		62	61
Total current assets		1,097	1,089
Property, plant and equipment, net	[1]	816	848
Operating lease right-of-use assets, net	[1]	29	30
Intangible assets, net	[1]	6	11
Investment in unconsolidated affiliates		107	101
Deferred income taxes		79	77
Other noncurrent assets		206	208
Total assets		2,340	2,364
Current liabilities:
Accounts payable	[1]	380	360
Accounts payable to affiliates		21	17
Accrued liabilities	[1]	106	125
Current operating lease liability		6	6
Current portion of debt	[1]	5	5
Total current liabilities		518	513
Long-term debt		949	949
Operating lease liability		26	28
Other noncurrent liabilities		280	285
Noncurrent payable to affiliates		21	21
Total liabilities		1,794	1,796
Commitments and contingencies
Equity
Ordinary shares $0.001 par value, 200 shares authorized, each, 107 issued and outstanding, each		0	0
Additional paid-in capital		1,338	1,337
Accumulated deficit		(463)	(460)
Accumulated other comprehensive loss		(334)	(314)
Total Venator Materials PLC shareholders' equity		541	563
Noncontrolling interest in subsidiaries		5	5
Total equity		546	568
Total liabilities and equity		$ 2,340	$ 2,364

[1]	At March 31, 2022 and December 31, 2021, the following amounts from consolidated variable interest entities are included in the respective balance sheet captions above: $4 each of cash and cash equivalents; $7 each of accounts receivable, net; $2 each of inventories; $3 each of property, plant and equipment, net; $5 each of intangible assets, net; $3 each of accounts payable; $1 and $3 of accrued liabilities. See "Note 5. Variable Interest Entities."